Initial Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended
	Nov. 19, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
IPO
Sale of stock issue price per share	$ 10.00
Stock issued during period shares new issues	27,600,000	27,600,000
Over-Allotment Option
Sale of stock issue price per share		$ 10.00	$ 10.00	$ 10.00
Stock issued during period shares new issues	3,600,000